Trade and other payables (Details) - EUR (€) € in Millions		Mar. 31, 2026	Mar. 31, 2025
Included within non-current liabilities
Other payables		€ 338	€ 245
Insurance liabilities		208	226
Accruals		251	40
Contract liabilities		817	812
Derivative and other financial instruments	[1]	1,719	1,824
Total trade and other non-current payables		3,333	3,147
Included within current liabilities:
Trade payables	[2]	6,211	6,157
Amounts owed to associates and joint ventures		306	332
Other taxes and social security payable		952	846
Other payables	[3]	1,540	1,038
Insurance liabilities		52	54
Accruals	[4]	4,980	4,138
Contract liabilities		1,445	1,416
Derivative and other financial instruments	[1]	93	82
Total trade and other current payables		15,579	14,063
Supply commitment remaining minimum amount committed		1,983	2,198
Supply commitment drawn early payment		1,312	1,443
Commitments to share buy back programme		92	132
Contingent Liability Under CLAM Indemnity		256
Vodafone UK plan
Included within current liabilities:
Insurance liabilities		208	226
Financial liabilities that are part of supplier finance arrangements [member]
Included within current liabilities:
Trade payables		€ 128	€ 148

[1]	Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
[2]	Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of €1,983 million (31 March 2025: €2,198 million); suppliers had drawn early payments of €1,312 million relating to these invoices at 31 March 2026 (2025: €1,443 million).
[3]	Includes €256 million (2025: €nil) in relation to the CLAM indemnity between the Group and Vodafone Idea Limited. See note 29 “Contingent liabilities and legal proceedings” for further details.
[4]	Includes €92 million (2025: €132 million) payable in relation to irrevocable and non-discretionary share buyback programmes.